Financial Instruments - Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 716,124	¥ 675,905
Impairment loss allowance	(8,637)	(5,197)
Net carrying amount	¥ 707,487	¥ 670,708
Weighted average loss rate (%)	1.20%	0.80%
Current
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 643,819	¥ 626,334
Impairment loss allowance	(1,336)	(748)
Net carrying amount	¥ 642,483	¥ 625,586
Weighted average loss rate (%)	0.20%	0.10%
Within 30 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 17,632	¥ 15,341
Impairment loss allowance	(20)	(316)
Net carrying amount	¥ 17,612	¥ 15,025
Weighted average loss rate (%)	0.10%	2.10%
Over 30 days but within 60 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 12,017	¥ 8,635
Impairment loss allowance	(11)	(168)
Net carrying amount	¥ 12,006	¥ 8,467
Weighted average loss rate (%)	0.10%	1.90%
Over 60 days but within 90 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 6,214	¥ 5,692
Impairment loss allowance	(120)	(198)
Net carrying amount	¥ 6,094	¥ 5,494
Weighted average loss rate (%)	1.90%	3.50%
Over 90 days but within one year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 16,762	¥ 12,010
Impairment loss allowance	(646)	(438)
Net carrying amount	¥ 16,116	¥ 11,572
Weighted average loss rate (%)	3.90%	3.60%
Over one year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 19,680	¥ 7,893
Impairment loss allowance	(6,504)	(3,329)
Net carrying amount	¥ 13,176	¥ 4,564
Weighted average loss rate (%)	33.00%	42.20%